Nature of operations and reorganizations - Business combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2025	Dec. 31, 2023
Business Combination
Nature of operations and reorganizations
Equity interests (as a percent)		100.00%
Business combination consideration transferred		¥ 173,274
TWHL
Nature of operations and reorganizations
Business combination consideration transferred	¥ 744,291
TWHL | Preferred Stock
Nature of operations and reorganizations
Equity interests (as a percent)	100.00%
TWHL | Ordinary shares
Nature of operations and reorganizations
Equity interests (as a percent)	66.90%